Schedule of Related Party Transactions (Detail) (Pfizer, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Transitional Services Agreement
Transactions with Third Party [Line Items]
Amounts charged under agreements with Pfizer	$ 27
Master Manufacturing And Supply Agreements
Transactions with Third Party [Line Items]
Amounts charged under agreements with Pfizer	57
Employee Matters Agreement
Transactions with Third Party [Line Items]
Amounts charged under agreements with Pfizer	$ 31